CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (16,598,000)	$ (14,906,000)	$ (10,849,000)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	648,000	381,000	334,000
Amortization of intangible assets	3,238,000	4,189,000	4,774,000
Amortization of right-of-use assets	2,785,000	1,930,000	1,548,000
(Gains)/losses on disposals of property and equipment	(16,000)	3,000	(2,000)
Allowance for credit losses on accounts receivable	12,424,000	6,587,000	1,995,000
Accounts receivable written off	(1,669,000)	(2,621,000)
Allowance for credit losses on loans and interest receivable	289,000
Convertible notes transaction expenses in form of non-employee warrant award			3,298,000
Other convertible notes transaction expenses			1,258,000
Other share-based compensation expenses	11,969,000	6,249,000	2,115,000
Share-based compensation expenses in relation to the to ordinary shares upon subscription from Baozun Inc.	1,530,000
Fair value losses on derivative liabilities		11,466,000
Fair value (gains)/losses on convertible notes		4,433,000	(133,000)
Fair value (gains)/losses on short-term investments	316,000	(1,404,000)	(107,000)
Impairment on long-term investments	4,038,000	0	0
Fair value changes on contingent consideration payables	(418,000)
Deferred tax	(905,000)	(1,151,000)	(1,083,000)
Share of losses from an equity investee	107,000	111,000	408,000
Changes in operating assets and liabilities, net
Accounts receivable	(58,615,000)	1,996,000	(85,382,000)
Prepayments and other assets	3,333,000	(1,426,000)	(5,490,000)
Rebates receivables	5,626,000	(4,987,000)	(1,602,000)
Prepaid media costs	(1,463,000)	(8,383,000)	(6,735,000)
Accounts payable	23,447,000	(23,345,000)	61,318,000
Accrued liabilities and other current liabilities	(1,504,000)	3,392,000	3,862,000
Deferred revenue	(5,323,000)	265,000	722,000
Income tax payable	(80,000)	(121,000)	1,001,000
Income tax recoverable	7,000	(55,000)
Lease liabilities	(2,781,000)	(2,173,000)	(1,389,000)
Amount due from an equity investee	(58,000)	(63,000)	(155,000)
Net cash used in operating activities	(19,673,000)	(19,633,000)	(30,294,000)
Cash flows from investing activities
Purchase of property and equipment	(1,386,000)	(556,000)	(474,000)
Purchase of intangible assets	(203,000)	(575,000)	(232,000)
Redemption/(purchase) of short-term investments	15,633,000	(22,267,000)	17,599,000
Investment in an equity investee		(412,000)	(566,000)
Purchase of other long-term investments	(4,108,000)	(7,129,000)	(1,000,000)
Prepayment for long-term investment costs	(394,000)	(1,901,000)	(1,000,000)
(Purchase)/redemption of time deposits	(11,039,000)	321,000	(410,000)
Acquisition of businesses, net of cash received	(10,007,000)	6,226,000	(7,171,000)
Loan to third parties	(17,303,000)	(1,400,000)
Repayment of loan from third parties	6,400,000
Proceeds from disposals of property and equipment	17,000		16,000
Net cash provided by/(used in) investing activities	(22,390,000)	(27,693,000)	6,762,000
Cash flows from financing activities
Proceeds from exercise of share options	661,000	1,305,000	315,000
Proceeds from bank borrowings	248,784,000	180,511,000	140,507,000
Repayments of bank borrowings	(231,025,000)	(165,131,000)	(111,986,000)
Proceeds from issuance of convertible notes, net of transaction expenses		19,184,000	28,742,000
Redemption of convertible notes		(15,196,000)	(11,265,000)
Contribution from non-controlling interests		73,000	2,905,000
Repurchase of ordinary shares	(10,687,000)	(5,677,000)	(4,414,000)
Net proceeds from issuance of ordinary shares upon share offerings		71,917,000
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.	17,010,000
Purchase of interests in subsidiaries from non-controlling interests		(7,003,000)
Net cash provided by financing activities	24,743,000	79,983,000	44,804,000
Net increase/(decrease) in cash and cash equivalents and restricted cash	(17,320,000)	32,657,000	21,272,000
Cash and cash equivalents and restricted cash at the beginning of year	94,377,000	60,706,000	39,828,000
Effect on exchange rate changes on cash and cash equivalents and restricted cash	532,000	1,014,000	(394,000)
Cash and cash equivalents and restricted cash at the end of year	77,589,000	94,377,000	60,706,000
Supplemental disclosure of cash flow information:
Interests paid	(3,922,000)	(2,545,000)	(2,109,000)
Cash paid for income taxes	(3,677,000)	(2,960,000)	(130,000)
Supplemental schedule of non-cash investing and financing activities:
Convertible notes transaction expenses in form of share-based awards			3,298,000
Fair value (gains)/losses on convertible notes		4,433,000	(133,000)
Fair value losses on derivative liabilities	11,466,000	11,466,000
Issuance of ordinary shares upon conversion of convertible notes		68,895,000	$ 4,431,000
Issuance of ordinary shares upon acquisition of subsidiaries		42,377,000
Issuance of convertible notes upon exercise of call option		$ 11,466,000
Issuance of ordinary shares upon settlement for contingent consideration payable	2,060,000
Transfer of prepayments for long-term investments to other long-term investments	$ 7,023,000